INCOME TAXES - Additional details (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
INCOME TAXES
Valuation allowance	$ 6,418,441	$ 4,539,137
Net operating losses carryforwards
INCOME TAXES
Valuation allowance	$ 5,069,796	$ 4,539,137